Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not currently, and in 2025 we did not, grant any stock option awards, stock appreciation rights, or similar option-like instruments.
Award Timing Method	We do not currently, and in 2025 we did not, grant any stock option awards, stock appreciation rights, or similar option-like instruments.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not currently, and in 2025 we did not, grant any stock option awards, stock appreciation rights, or similar option-like instruments.